Derivatives and Fair Value Measurements - Fair Values of Swaps in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 4,450	$ 4
Liability derivatives not designated as hedging instruments	(73)	(5,490)
Net total not designated as hedging instruments	4,377	(5,486)
Swaps [Member] | Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	899
Liability derivatives not designated as hedging instruments	(54)
Net total not designated as hedging instruments	845
Swaps [Member] | Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	3,551
Liability derivatives not designated as hedging instruments	(19)
Net total not designated as hedging instruments	$ 3,532
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		0
Liability derivatives not designated as hedging instruments		(4,267)
Net total not designated as hedging instruments		(4,267)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		4
Liability derivatives not designated as hedging instruments		(1,223)
Net total not designated as hedging instruments		$ (1,219)